Other Financial Liabilities - Summary of Detail of Finance Lease Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	$ 1,799,788	$ 1,840,367
Non current finance lease liabilities	$ 12,809,126	$ 15,909,280
Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.90%	6.90%
Nominal Interest Rate 6.50% [Member] | Enel Generacion Chile S.A. [Member] | Chile [Member] | Transelec S.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	91.081.000-6	91.081.000-6
Nominal Interest Rate	6.50%	6.50%
Current finance lease liabilities	$ 1,799,788	$ 1,840,367
Non current finance lease liabilities	12,809,126	15,909,280
Nominal Interest Rate 6.50% [Member] | Enel Generacion Chile S.A. [Member] | Less than three months [Member] | Chile [Member] | Transelec S.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	439,377	449,283
Nominal Interest Rate 6.50% [Member] | Enel Generacion Chile S.A. [Member] | More than three months [Member] | Chile [Member] | Transelec S.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	1,360,411	1,391,084
Nominal Interest Rate 6.50% [Member] | Enel Generacion Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Transelec S.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,459,000	2,677,880
Nominal Interest Rate 6.50% [Member] | Enel Generacion Chile S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Transelec S.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	1,916,774	2,677,880
Nominal Interest Rate 6.50% [Member] | Enel Generacion Chile S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Transelec S.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,041,364	1,959,990
Nominal Interest Rate 6.50% [Member] | Enel Generacion Chile S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Transelec S.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,174,053	2,087,390
Nominal Interest Rate 6.50% [Member] | Enel Generacion Chile S.A. [Member] | Over five years [Member] | Chile [Member] | Transelec S.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	$ 4,217,935	$ 6,506,140